Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accruals and deferred income	$ 16,143	$ 16,277
Settlement accounts and items in course of transmission to other banks	30,246	24,692
Cash collateral and margin payables	60,841	58,040
Endorsements and acceptances	8,708	8,102
Employee benefit liabilities (Note 5)	1,071	1,017
Reinsurance contract liabilities	682	701
Lease liabilities	3,320	2,459
Other liabilities	21,112	19,052
Accruals, deferred income and other liabilities	142,123	130,340
Financial liabilities at amortised cost	$ 133,500	$ 122,100